INDEBTEDNESS - Schedule of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 42,862	$ 45,592
Perceptive Credit Facility | Line of Credit
Debt Instrument [Line Items]
Principal	30,000	30,000
Less: Debt issuance costs and discount at issuance	(3,180)	(3,655)
Total	$ 26,820	$ 26,345